Corporate information	12 Months Ended
Dec. 31, 2020
Corporate information
Corporate information

1. Corporate information

Nokia Corporation, a public limited liability company incorporated and domiciled in Helsinki, Finland, is the parent company (Parent Company or Parent) for all its subsidiaries (Nokia or the Group). The Group is a global provider of mobile and fixed network solutions combining hardware, software and services, as well as licensing of intellectual property, including patents, technologies and the Nokia brand. The Group’s operational headquarters are located in Espoo, Finland. The shares of Nokia Corporation are listed on the Nasdaq Helsinki Stock Exchange, the New York Stock Exchange and the Euronext Paris Stock Exchange.

On March 4, 2021, the Board of Directors authorized the financial statements for the year ended December 31, 2020, for issuance and filing.